PREPAID AND OTHER CURRENT ASSETS, NET (Summary of Receivable Transferred and Consideration Allocated Based on Management's Estimation on Recoverability) (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Mar. 06, 2020	Dec. 31, 2019
Amount due from minority shareholder	¥ 49,800		¥ 49,800
Dongyuan
Principle amount	31,100
Dongyuan | January 2020
Principle amount	¥ 9,000
Interest rate (as a percent)	5.00%
Dongyuan | January 2020
Principle amount	¥ 7,000
Interest rate (as a percent)	5.00%
Dongyuan | January 2020
Principle amount	¥ 2,900
Interest rate (as a percent)	5.00%
Zhenjiang Foreign Language School
Payable to Zhenjiang Foreign Language School (Note 7(ii))	¥ 36,770		¥ 36,770
Provision	0
Ambow NSAD Inc | NewSchool
Ownership interest acquired (as a percent)		100.00%
Xihua Group
Amount due from minority shareholder	49,800
Provision	¥ 0